                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ___
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                        San Diego, CA   05/05/2006
------------------------------------   [City, State]   [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
Form 13F Information Table Entry Total:          58
Form 13F Information Table Value Total:    $541,251
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ----
1     028-11686               American Assets, Inc.
2     028-11690               Ernest S. Rady

                           Form 13-F Information Table
                              as of March 31, 2006

                                                                VOTING AUTHORITY

                          TITLE
                           OF                     VALUE    SHARES/   SH/   PUT/   INVSTMT     OTHER
NAME OF ISSUER            CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS     SOLE    SHARED   NONE
--------------            -----   -----------   --------   -------   ---   ----   -------   ---------   -------   ------   ----
BANK AMER CORP            COM     060505 10 4   20766      456000    SH           DEFINED   Nos 1 & 2   456000
FIDELITY NATL FINL        COM     316326 10 7   3786       106550    SH           DEFINED   Nos 1 & 2   106550
HARTFORD FIN SVCS GRP     COM     416515 10 4   7249       90000     SH           DEFINED   Nos 1 & 2   90000
JP MORGAN CHASE & CO.     COM     46625H 10 0   16865      405000    SH           DEFINED   Nos 1 & 2   405000
WELLS FARGO & CO.         COM     949746 10 1   12774      200000    SH           DEFINED   Nos 1 & 2   200000
ABBOTT LABORATORIES       COM     002824 10 0   3397       80000     SH           DEFINED   Nos 1 & 2   80000
ALBERTSONS INC            COM     013104 10 4   642        25000     SH           DEFINED   Nos 1 & 2   25000
ALTRIA GROUP INC          COM     02209S 10 3   22675      320000    SH           DEFINED   Nos 1 & 2   320000
AMERICAN ELEC PWR         COM     025537 10 1   416        12225     SH           DEFINED   Nos 1 & 2   12225
AMGEN INC                 COM     031162 10 0   1164       16000     SH           DEFINED   Nos 1 & 2   16000
BANCO SANTANDER CENT      COM     0596H  10 5   1096       75000     SH           DEFINED   Nos 1 & 2   75000
BEAR STEARNS              COM     073902 10 8   9362       67500     SH           DEFINED   Nos 1 & 2   67500
BRITISH PETROLEUM         COM     055622 10 4   2413       35000     SH           DEFINED   Nos 1 & 2   35000
CAPITAL ONE FINANCIAL     COM     14040H 10 5   8148       101200    SH           DEFINED   Nos 1 & 2   101200
CATERPILLLAR INC          COM     149123 10 1   2154       30000     SH           DEFINED   Nos 1 & 2   30000
CBS CORP                  COM     124857 20 2   482        20000     SH           DEFINED   Nos 1 & 2   20000
CHUBB CORP                COM     171232 10 1   3340       35000     SH           DEFINED   Nos 1 & 2   35000
CINCINNATI FINL CORP      COM     172062 10 1   464        11025     SH           DEFINED   Nos 1 & 2   11025
CITIGROUP INC             COM     172967 10 1   1417       30000     SH           DEFINED   Nos 1 & 2   30000
COCA COLA                 COM     191216 10 0   1047       25000     SH           DEFINED   Nos 1 & 2   25000
COMCAST CORP              COM     20030N 10 1   2616       100000    SH           DEFINED   Nos 1 & 2   100000
CONOCOPHILLIPS            COM     20825C 10 4   6315       100000    SH           DEFINED   Nos 1 & 2   100000
DUKE ENERGY CORP          COM     264399 10 6   2915       100000    SH           DEFINED   Nos 1 & 2   100000
EDISON INT'L              COM     281020 10 7   4118       100000    SH           DEFINED   Nos 1 & 2   100000
EXXON MOBIL CORP          COM     30231G 10 2   4083       50000     SH           DEFINED   Nos 1 & 2   50000
ELI LILLY                 COM     532457 10 8   3042       55000     SH           DEFINED   Nos 1 & 2   55000
FEDERAL HM LN MTG CORP    COM     313400 30 1   19520      320000    SH           DEFINED   Nos 1 & 2   320000
FEDERAL NATL MTG          COM     313586 10 9   5654       110000    SH           DEFINED   Nos 1 & 2   110000
FIDELITY NATL TITLE GRP   COM     31620R 10 5   425        18646     SH           DEFINED   Nos 1 & 2   18646

FPL GROUP INC             COM     302571 10 4   591        14724     SH           DEFINED   Nos 1 & 2   14724
GENERAL ELECTRIC CO.      COM     369604 10 3   3826       110000    SH           DEFINED   Nos 1 & 2   110000
GENERAL MILLS             COM     370334 10 4   1779       35100     SH           DEFINED   Nos 1 & 2   35100
GLAXOSMITHKLINE           COM     37733W 10 5   4708       90000     SH           DEFINED   Nos 1 & 2   90000
HSBC HLDGS PLC            COM     404280 40 6   6723       80250     SH           DEFINED   Nos 1 & 2   80250
HOME DEPOT                COM     437076 10 2   1269       30000     SH           DEFINED   Nos 1 & 2   30000
INERGY LP                 COM     456615 10 3   401        15000     SH           DEFINED   Nos 1 & 2   15000
INTEL CORP                COM     458140 10 0   1168       60000     SH           DEFINED   Nos 1 & 2   60000
JOHNSON & JOHNSON         COM     478160 10 4   2369       40000     SH           DEFINED   Nos 1 & 2   40000
KROGER CO.                COM     501044 10 1   1425       70000     SH           DEFINED   Nos 1 & 2   70000
MACERICH CO.              COM     554382 10 1   3698       50000     SH           DEFINED   Nos 1 & 2   50000
MORGAN STANLEY DEAN       COM     617446 44 8   6910       110000    SH           DEFINED   Nos 1 & 2   110000
OVERSEAS SHIPHOLDING      COM     690368 10 5   1438       30000     SH           DEFINED   Nos 1 & 2   30000
PEPSICO INC               COM     713448 10 8   11350      196400    SH           DEFINED   Nos 1 & 2   196400
PFIZER INC                COM     717081 10 3   13108      526000    SH           DEFINED   Nos 1 & 2   526000
PG&E CORP                 COM     69331C 10 8   3890       100000    SH           DEFINED   Nos 1 & 2   100000
PINNACLE WEST CAP CORP    COM     723484 10 1   3910       100000    SH           DEFINED   Nos 1 & 2   100000
PLUM CREEK TIMBER CO.     COM     729251 10 8   2954       80000     SH           DEFINED   Nos 1 & 2   80000
PPL CORPORATION           COM     69351T 10 6   2940       100000    SH           DEFINED   Nos 1 & 2   100000
ROYAL DUTCH SHELL PLC     COM     780259 20 6   8716       140000    SH           DEFINED   Nos 1 & 2   140000
STARWOOD HOTELS           COM     85590A 20 3   2709       40000     SH           DEFINED   Nos 1 & 2   40000
TIME WARNER INC           COM     887317 10 5   504        30000     SH           DEFINED   Nos 1 & 2   30000
UNUMPROVIDENT CORP        COM     91529Y 10 6   512        25000     SH           DEFINED   Nos 1 & 2   25000
USG CORP                  COM     903293 40 5   1899       20000     SH           DEFINED   Nos 1 & 2   20000
VIACOM INC                COM     92553P 20 1   776        20000     SH           DEFINED   Nos 1 & 2   20000
WACHOVIA CORP             COM     929903 10 2   274637     4899864   SH           DEFINED   Nos 1 & 2   4899864
WAL-MART STORES           COM     931142-10 3   1890       40000     SH           DEFINED   Nos 1 & 2   40000
WYETH                     COM     983024 10 0   4852       100000    SH           DEFINED   Nos 1 & 2   100000
YUM BRANDS                COM     988498 10 1   1954       40000     SH           DEFINED   Nos 1 & 2   40000